COMMITMENTS AND CONTINGENCIES (Details Narrative) - Murphy Canyon Acquisition Corp [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Option exercised date	Feb. 07, 2022	Feb. 07, 2022
Cash underwriting discount	$ 0.20	$ 0.20
Underwriting discount	$ 2,645,000	$ 2,645,000
Deferred fee per share	$ 0.35	$ 0.35
Deferred fee	$ 4,628,750	$ 4,628,750
Underwriter expenses	$ 150,000	$ 150,000
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Sale of private placement units, net of offering costs		1,725,000
Over-Allotment Option [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Sale of private placement units, net of offering costs	1,725,000
Underwriter [Member]
Loss Contingencies [Line Items]
Advance payment for underwriter expenses	$ 50,000	$ 50,000